Description of Organization and Business Operations (Details) - USD ($)		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs		$ 11,494,785
Underwriting fees		4,025,000
Deferred underwriting fees		7,043,750
Offering costs		426,035
Cash held outside trust account		$ 2,054,942
Percentage of fair market value		80.00%
Ownership percentage		50.00%
Net tangible assets		$ 5,000,001
Percentage of restricted redeeming shares		15.00%
Price per share (in Dollars per share)		$ (10)
Business combination, description		In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Company's obligation to redeemed, percentage		100.00%
Business combination, description		If the Company is unable to complete a Business Combination within 18 months from the closing of the Initial Public Offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 201,250,000
Share price per share (in Dollars per share)	$ 10	$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)	632,500
Share price per share (in Dollars per share)	$ 10
Gross proceeds	$ 6,325,000
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)	20,125,000
Gross proceeds	$ 201,250,000